Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred shares, par value (in dollars per share)	$ 0.0000008	$ 0.0000008
Preferred shares, shares authorized	2,500,000,000	2,500,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Ordinary shares, par value (in dollars per share)	$ 0.0000008	$ 0.0000008
Ordinary shares, shares authorized	60,000,000,000	60,000,000,000
Ordinary shares, shares issued	193,275,000	193,275,000
Ordinary shares, shares outstanding	193,275,000	193,275,000